UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Asset Strategy Fund
March 31, 2006
BULLION - 5.03%	Troy Ounces	Value

Gold	120,956	$70,595,779
(Cost: $47,162,273)

COMMON STOCKS	Shares

Air Transportation - 0.24%
Air China Limited, H Shares (A)*	8,768,000	3,390,062

Aircraft - 2.89%
Boeing Company (The)	428,028	33,356,222
United Technologies Corporation	124,375	7,210,019
		40,566,241
Banks - 6.51%
Banco Itau Holding Financeira S.A., ADR	477,186	14,205,827
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	2,090	31,962,617
Kookmin Bank (A)	189,490	16,362,918
PT Bank Rakyat Indonesia (A)	15,131,000	6,493,991
Sumitomo Mitsui Financial Group, Inc. (A)	589	6,505,522
Sumitomo Mitsui Financial Group, Inc. (A)(B)	890	9,830,076
Taishin Financial Holding Co., Ltd. (A)	10,712,000	5,907,383
		91,268,334
Business Equipment and Services - 6.09%
Dentsu Inc. (A)	3,769	13,673,432
Euronet Worldwide, Inc.*	509,989	19,287,784
Headwaters Incorporated*	315,071	12,536,675
Jacobs Engineering Group Inc.*	229,401	19,898,243
Mitsubishi Corporation (A)	195,600	4,453,764
Mitsui & Co., Ltd. (A)	687,000	9,934,359
Nomura Research Institute, Ltd. (A)	46,400	5,688,632
		85,472,889
Capital Equipment - 2.96%
Caterpillar Inc.	282,484	20,285,176
China Shenhua Energy Company Limited, H Shares (A)*	6,624,500	11,653,909
SMC Corporation (A)	61,900	9,645,251
		41,584,336
Chemicals -- Petroleum and Inorganic - 0.61%
Yara International ASA (A)	538,195	8,561,223

Chemicals -- Specialty - 0.49%
Air Products and Chemicals, Inc.	102,236	6,869,237

Coal - 2.56%
Alpha Natural Resources, Inc.*	407,561	9,430,962
Foundation Coal Holdings, Inc.	143,672	5,910,666
Peabody Energy Corporation	406,680	20,500,739
		35,842,367
Construction Materials - 0.49%
Asahi Glass Company, Limited (A)	461,000	6,889,541

Electrical Equipment - 0.23%
Ushio Inc. (A)	134,200	3,198,224

Electronic Components - 2.05%
Samsung Electronics Co., Ltd. (A)	44,250	28,692,363

Finance Companies - 2.24%
Rio Tinto plc (A)	617,666	31,357,090

Food and Related - 3.84%
Archer Daniels Midland Company	1,093,244	36,787,661
Bunge Limited	307,427	17,126,758
		53,914,419
Forest and Paper Products - 0.55%
Aracruz Celulose S.A., ADR	147,030	7,783,768

Gold and Precious Metals - 3.35%
Agnico-Eagle Mines Limited	243,013	7,399,746
Barrick Gold Corporation	721,392	19,650,718
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	205,385	19,896,672
		46,947,136
Health Care -- Drugs - 2.32%
Gilead Sciences, Inc.*	521,099	32,480,101

Insurance -- Life - 2.10%
China Life Insurance Company Limited, H Shares (A)*	23,353,000	29,495,421

Mining - 8.39%
Alumina Limited (A)	1,307,845	6,937,897
BHP Billiton Plc (A)	1,165,565	23,364,036
Cameco Corporation (A)	178,600	6,423,085
Falconbridge Limited (A)	345,500	12,091,095
Freeport-McMoRan Copper & Gold Inc., Class B	144,563	8,640,530
Inco Limited	371,297	18,524,007
Newmont Mining Corporation	425,848	22,097,253
Phelps Dodge Corporation	244,254	19,669,775
		117,747,678
Motor Vehicle Parts - 0.18%
AISIN SEIKI CO., LTD. (A)	66,000	2,568,224

Motor Vehicles - 2.13%
Toyota Motor Corporation (A)	546,700	29,866,449

Multiple Industry - 3.83%
General Electric Company	831,981	28,936,299
Hutchison Whampoa Limited, Ordinary Shares (A)	1,297,000	11,893,255
Las Vegas Sands, Inc.*	227,188	12,872,472
		53,702,026
Non-Residential Construction - 2.73%
Fluor Corporation	278,295	23,877,711
Hyundai Heavy Industries Co., Ltd. (A)	100,655	8,785,039
Shimizu Corporation (A)	765,000	5,570,136
		38,232,886
Petroleum -- International - 3.67%
Anadarko Petroleum Corporation	175,220	17,698,972
Burlington Resources Inc.	183,633	16,877,709
China Petroleum & Chemical Corporation, H Shares (A)	16,760,000	9,720,137
PetroChina Company Limited, H Shares (A)(B)	6,850,000	7,150,912
		51,447,730
Petroleum -- Services - 8.43%
Baker Hughes Incorporated	296,754	20,297,974
Nabors Industries Ltd.*	187,303	13,407,149
Schlumberger Limited	333,081	42,158,062
Transocean Inc.*	268,529	21,562,879
Weatherford International Ltd.*	455,895	20,857,196
		118,283,260
Railroad - 1.83%
Central Japan Railway Company (A)	575	5,666,950
Union Pacific Corporation	214,847	20,055,967
		25,722,917
Real Estate Investment Trust - 1.43%
Hongkong Land Holdings Limited	1,533,000	5,702,760
Keppel Land Limited (A)	2,345,000	7,169,168
Sumitomo Realty & Development Co., Ltd. (A)	260,000	7,201,359
		20,073,287
Retail -- Food Stores - 0.47%
LAWSON, INC. (A)	174,400	6,564,078

Security and Commodity Brokers - 3.59%
Chicago Mercantile Exchange Holdings Inc.	74,289	33,244,328
Legg Mason, Inc.	136,416	17,097,017
		50,341,345
Steel - 2.48%
Companhia Vale do Rio Doce, ADR	715,511	34,723,749

Timesharing and Software - 1.79%
Google Inc., Class A*	65,092	25,144,714

Trucking and Shipping - 0.99%
United Parcel Service, Inc., Class B	174,500	13,851,810

Utilities -- Electric - 2.52%
Veolia Environment (A)	635,763	35,309,894

Utilities -- Telephone - 1.03%
China Mobile (Hong Kong) Limited (A)	2,742,500	14,403,237

TOTAL COMMON STOCKS - 85.01%		$1,192,296,036

(Cost: $868,653,375)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Beverages - 0.48%
Bavaria S.A.,
8.875%, 11-1-10	$3,500	3,780,000
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR 2,250	2,989,257
		6,769,257
Construction Materials - 0.39%
Interface, Inc.:
7.3%, 4-1-08	$1,320	1,346,400
9.5%, 2-1-14	1,280	1,312,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	3,025	2,813,250
		5,471,650
Finance Companies - 0.59%
ALROSA Finance S.A.,
8.125%, 5-6-08	2,000	2,097,400
Russian Standard Bank:
7.5%, 10-7-10	2,000	1,955,000
7.5%, 10-7-10 (B)	950	929,812
SLM Corporation,
4.0%, 7-25-14	1,200	1,112,976
Toyota Motor Credit Corporation,
5.49%, 1-18-15	2,400	2,225,712
		8,320,900
Food and Related - 0.39%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	5,150	5,459,000

Forest and Paper Products - 0.32%
P. H. Glatfelter Company, Series B,
6.875%, 7-15-07	3,000	3,028,704
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	1,325	1,424,375
		4,453,079
Hospital Supply and Management - 0.14%
US Oncology Holdings, Inc.,
10.32%, 3-15-15	1,875	1,879,687

Mining - 0.27%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	3,900	3,803,553

Motion Pictures - 0.12%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	2,200	1,683,000

Motor Vehicles - 0.18%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	2,600	2,565,979

Publishing - 0.06%
Pearson Inc.,
7.375%, 9-15-06 (B)	750	756,139

Railroad - 0.28%
Union Pacific Corporation,
6.7%, 12-1-06	3,900	3,932,585

Steel - 0.25%
Evraz Group S.A.,
8.25%, 11-10-15	3,500	3,543,750

Utilities -- Electric - 0.21%
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	2,800	2,916,626

Utilities -- Gas and Pipeline - 0.43%
Transportadora de Gas del Sur S.A.,
7.5%, 12-15-13	6,000	6,000,000

Utilities -- Telephone - 0.43%
Digicel Limited,
9.25%, 9-1-12	3,400	3,595,500
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	2,300	2,472,500
		6,068,000

TOTAL CORPORATE DEBT SECURITIES - 4.54%		$63,623,205

(Cost: $63,293,993)

OTHER GOVERNMENT SECURITIES

South Korea - 0.16%
Korea Development Bank (The),
4.96%, 10-29-06	2,300	2,301,835

United Kingdom - 1.23%
United Kingdom Treasury:
5.75%, 12-7-09 (C)	GBP 5,600	10,143,962
4.75%, 6-7-10 (C)	4,000	7,028,414
		17,172,376

TOTAL OTHER GOVERNMENT SECURITIES - 1.39%		$19,474,211

(Cost: $19,894,741)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$3,101	461,099
5.0%, 4-15-19	1,509	221,639
5.0%, 2-15-20	5,643	215,365
5.0%, 7-15-21	2,819	268,726
5.0%, 6-15-22	4,485	200,488
5.0%, 7-15-22	16,525	854,883
5.0%, 11-15-22	1,760	266,593
5.0%, 1-15-23	3,451	192,544
5.0%, 4-15-23	1,765	152,808
5.0%, 5-15-23	2,663	462,418
5.0%, 8-15-23	1,969	341,170
5.5%, 11-15-23	8,801	971,021
5.5%, 11-15-23	5,254	475,935
5.0%, 9-15-24	5,261	466,511
5.5%, 9-15-24	3,017	264,566
5.5%, 4-15-25	1,394	148,765
5.5%, 4-15-25	644	94,698
5.0%, 9-15-25	6,898	703,982
5.5%, 10-15-25	10,976	2,337,012
5.0%, 4-15-26	9,237	902,344
5.0%, 10-15-28	2,054	472,823
5.5%, 2-15-30	2,099	274,298
5.0%, 8-15-30	3,867	434,817
5.5%, 3-15-31	2,661	394,523
5.5%, 10-15-32	6,667	1,403,110
5.5%, 5-15-33	4,771	1,151,015
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	3,434	330,799
5.0%, 5-25-22	2,181	345,173
5.0%, 7-25-23	14,021	2,526,846
5.0%, 8-25-23	4,500	773,510
5.5%, 9-25-25	2,186	189,029
5.5%, 11-25-25	6,484	528,527
5.0%, 9-25-30	6,149	1,020,360
5.5%, 12-25-33	5,654	1,308,650
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	5,653	818,323
5.0%, 6-20-31	6,155	923,755
5.0%, 7-20-33	1,466	292,119
5.5%, 11-20-33	5,714	1,100,598
5.5%, 7-1-35	3,111	509,959

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.77%		$24,800,801

(Cost: $23,007,699)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.00%	Face Amount in Thousands

Euro, 6-8-06 (C)	EUR 1,800	47,893
Euro, 6-8-06 (C)	1,800	(11,893)
Euro, 7-19-06 (C)	2,250	20,874
Euro, 7-19-06 (C)	2,250	(15,406)
		$41,468

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 0.35%
United Technologies Corporation,
4.75%, 4-21-06	$5,000	4,986,805

Finance Companies - 0.62%
Preferred Receivables Funding Corp.,
4.67%, 4-17-06	5,000	4,989,622
Three Pillars Funding LLC,
4.85%, 4-3-06	3,790	3,788,979
		8,778,601
Health Care -- Drugs - 0.36%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.76%, 4-12-06	5,000	4,992,728

Publishing - 0.57%
Gannett Co., Inc.,
4.66%, 4-18-06	8,000	7,982,396

Retail -- General Merchandise - 0.36%
Federated Retail Holdings, Inc. (Federated Department Stores, Inc.),
4.87%, 4-3-06	5,000	4,998,647

TOTAL SHORT-TERM SECURITIES - 2.26%		$31,739,177

(Cost: $31,739,177)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,402,570,677

(Cost: $1,053,751,258)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

Cash serves as collateral for the following open futures contract at March 31, 2006.
Type	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

S&P 500 Futures	61	6-21-06	$19,875,325	$19,669,450

The following swap agreements were outstanding at March 31, 2006.
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Merrill Lynch International	Dow Jones CDX Emerging Markets Series 4	1.8%	12-20-10	$9,100,000	$(250,250)

Merrill Lynch International	Dow Jones CDX North America High Yield Series 5	3.95%	12-20-10	9,409,000	(338,724)

					$(588,974)

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of these securities amounted to $31,922,603 or 2.28% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - Great Britain Pound).
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006